Note 17 - Information Regarding Geographical Area and Major Customers (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	For the Year Ended December 31,
	2010		2011		2012
UK	10,745	55%	12,155	56%	13,290	48%
Korea	4,521	23%	3,402	16%	3,455	12%
Turkey	-	-	917	4%	2,671	10%
US	2,417	12%	2,622	12%	2,226	8%
Spain	949	5%	1,137	5%	2,054	7%
Australia	-	-	840	4%	1,344	5%
Italy	1,083	5%	599	3%	769	3%
Israel	-	-	62	0%	152	1%
Other	-	-	-	-	1,669	6%
Total	19,715	100%	21,734	100%	27,630	100%

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	For the Year Ended December 31,
	2010		2011		2012
Customer “a”	1,083	5%	599	3%	471	2%
Customer “b”	4,501	23%	3,112	14%	3,154	11%
Customer “c”	-	-	917	4%	2,671	10%
Customer “d”	949	5%	1,137	5%	923	3%
Customer “e”	10,745	55%	12,099	56%	13,062	47%
Customer “f”	2,417	12%	2,622	12%	2,226	8%
Customer “g”	-	-	63	0%	152	1%
Customer “h”	20	0%	289	2%	301	1%
Other Customers	-	-	896	4%	4,670	17%
Total	19,715	100%	21,734	100%	27,630	100%